Stock-Based Compensation (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation
Non-cash, stock-based compensation	$ 6,757,000	$ 3,718,000	$ 28,844,000	$ 18,860,000	$ 31,163,000	$ 15,387,000	$ 12,227,000
Non-Performance Based Stock Awards
Stock-Based Compensation
Unrecognized compensation expense	25,000,000		25,000,000		24,000,000
Future forfeiture rate (as a percent)	3.80%		3.80%		3.70%
Weighted-average period (in years)	2				2
2009 Stock Option Adjustment
Stock-Based Compensation
Non-cash, stock-based compensation			13,000,000			3,000,000
Subscriber-related
Stock-Based Compensation
Non-cash, stock-based compensation	357,000	340,000	1,194,000	1,317,000	1,914,000	1,160,000	1,069,000
General and administrative
Stock-Based Compensation
Non-cash, stock-based compensation	$ 6,400,000	$ 3,378,000	$ 27,650,000	$ 17,543,000	$ 29,249,000	$ 14,227,000	$ 11,158,000